Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Miscellaneous assets [abstract]
Prepaid expenses	¥ 65,129	¥ 78,475
Accrued income	330,654	385,051
Receivables from brokers, dealers and customers for securities transactions	1,221,414	1,159,479
Cash collateral provided for derivative and other financial transactions	2,121,025	1,537,672
Retirement benefit assets	168,962	268,483
Security deposits	88,518	92,867
Others	276,928	557,844
Total other assets	¥ 4,272,630	¥ 4,079,871